Profit and loss information - Disclosure of expenses by nature (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Employee benefit expenses	€ (27,995)	€ (25,391)	€ (58,927)	€ (50,440)
Depreciation and amortization	(9,998)	(12,658)	(20,135)	(30,217)
Agent costs	(21,474)	(16,467)	(39,978)	(28,248)
IT costs	(3,909)	(3,694)	(7,408)	(6,980)
Auditors, lawyers and consultants	(2,711)	(2,597)	(5,305)	(4,776)
Advertising and promotion	(3,323)	(3,449)	(8,168)	(6,480)
Travel, entertainment, office and rental cost	(3,139)	(2,459)	(6,163)	(4,849)
Share based payment transactions expenses	(2,366)	(3,126)	(2,966)	(4,692)
External and other personnel cost	(2,466)	(1,644)	(4,437)	(3,128)
Business restructuring expenses	(43)	(3,614)	(126)	(3,934)
Corporate restructuring expenses	(249)	(402)	(317)	(523)
Impairments	(25)	0	(48)	(567)
Change in fair value of warrants and put options	(8,839)	(1,927)	(750)	5,013
Other operating expenses	(2,143)	(2,429)	(4,069)	(3,085)
Total operating expenses	€ (88,680)	€ (79,857)	€ (158,797)	€ (142,906)